         SEMI-ANNUAL REPORT MAY 31, 2001 (UNAUDITED)


                                ---------------------------------------------
                                JPMORGAN INTERNATIONAL
                                EQUITY FUNDS

INSTITUTIONAL INTERNATIONAL OPPORTUNITIES FUND

INTERNATIONAL OPPORTUNITIES FUND

INSTITUTIONAL EUROPEAN EQUITY FUND

EUROPEAN EQUITY FUND










                                                                    [LOGO]
                                                             JPMORGAN FLEMING
                                                             ASSET MANAGEMENT

CONTENTS

Letter to the Shareholders                               1

J.P. Morgan Institutional International Opportunities Fund
J.P. Morgan International Opportunities Fund
Fund Commentary                                          3

J.P. Morgan Institutional European Equity Fund
J.P. Morgan European Equity Fund
Fund Commentary                                          7

Financial Statements                                    11

Notes to Financial Statements                           17

Financial Highlights                                    23

The International Opportunities Portfolio               27

The European Equity Portfolio                           32

Portfolio Financial Statements                          36

Portfolio Notes to Financial Statements                 40

HIGHLIGHTS

- The past six months have been a period of transition and realignment for the global economy and, by extension, the equity markets that track its progress.

- The world's economic leaders were taking steps to stimulate global growth.

- All eyes are turned to the end of the second quarter and what it will bring in the form of quarterly corporate performance.


      NOT FDIC INSURED        May lose value / No bank guarantee
   JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

                 JPMorgan    INTERNATIONAL EQUITY FUNDS


LETTER TO THE SHAREHOLDERS

                                                                 July 5, 2001


Dear Shareholder:

We are pleased to present this semi-annual report for the JPMorgan International Equity Funds for the six months ended May 31, 2001. Inside, you'll find information on the performance of each Fund along with a report from the portfolio management team.

A PERIOD OF TRANSITION AND REALIGNMENT

The past six months have been a period of transition and realignment for the global economy and, by extension, the equity markets that track its progress.

The U.S. economy, which was growing at an annualized rate of more than 7% as recently as 1999, was more than a little anemic over this reporting period, with first quarter 2001 GDP growth coming in at an annualized rate of 1.3%. Absent this major stimulus to pull them along, many of the world's developed and emerging markets suffered.

While this cyclical retreat from rapid--perhaps too rapid--GDP growth was going on, investors injected considerable turbulence into international equity markets as they searched for some measure of stability in a demonstrably unstable global marketplace. In this regard, they were not heartened by a raft of reports from domestic and multi-national corporations, particularly those in the U.S., that illustrated the major impact that slowing global growth was having on corporate profits.

Hardest hit were companies in the formerly favored TMT (technology-media-telecommunications) sectors, those that had led equity markets globally to new heights at the end of 1999 and the beginning of 2000. At the end of the first quarter, for example, the tech-dominated NASDAQ, on which many international techs are listed, declined by 37%, this on top of a 33% decline for all of 2000. Only a significant rally in such issues during the April - May period allowed this exchange to partly recover.

RISING TO THE CHALLENGE

Even as such developments were unfolding, the world's economic leaders were taking steps to stimulate global growth.

Seeking to reverse the decline of the U.S. economy and demonstrate leadership in global capital markets, for example, the Federal Reserve Board cut interest rates five times, in 50 basis point increments, over the first five months of this year. Most markets followed suit, including Japan, which returned to an effective zero interest rate policy. Surprising many, the European Central Bank cut rates by 25 basis points late in the period, after resisting such a move for quite some time.

On the international political front, perhaps the most significant development of the period took place in Japan, where reformist Junichiro Koizumi was elected prime minister of the world's second leading economy, one that has experienced some hard times over the past decade or so. It is hoped that he will work to discard the old ways of conducting business and politics, and initiate the reforms that are needed to get the Japanese economy back on track.

Now, all eyes are turned to the end of the second quarter and what it will bring in the form of quarterly corporate performance. Will results be enough to inspire investor confidence and get them back into the markets in a meaningful fashion? Will there be convincing evidence that the tide has turned and moderate, sustainable global economic growth is in the offing?

As events unfold, we will keep you up to date, relying on our global team of equity and fixed income analysts. These well trained and well seasoned professionals are located on-site in all major and most minor markets, allowing them to be uniquely sensitive to local macroeconomic and sector/company-specific developments that can affect the performance of your funds.

As always, thank you for allowing us to manage your assets. We will do our utmost to seek their appreciation over the years to come. Until next time.

Sincerely,


/s/George Gatch
George Gatch
Managing Director

                     J.P. Morgan      INSTITUTIONAL INTERNATIONAL
                                      OPPORTUNITIES FUND
                                      INTERNATIONAL OPPORTUNITIES FUND
                                      AS OF MAY 31, 2001 (UNAUDITED)



HOW THE FUNDS PERFORMED

The Funds seek to provide total return from a portfolio of foreign companies located in developed and emerging markets. For the six-month period ended May 31, 2001, J.P. Morgan Institutional International Opportunities Fund fell 6.30%, and J.P. Morgan International Opportunities Fund fell 6.60%. This compares with a loss of 6.72% for the Morgan Stanley Capital International All Country World Index Free (ex-U.S.), the Fund's benchmark.

HOW THE FUNDS WERE MANAGED

Taking their lead from the U.S., global equity markets were highly volatile over this reporting period, one marked by the continuing global decline of the once dominant TMT (technology-media-telecommunications) sectors.

On the currency front, the Euro responded favorably to market pressures in the U.S. at the end of 2000, only to give back approximately half its gains this year. Looking eastward, the Yen continued to weaken, driven downward by a weak domestic equity market and slow pace of action by government or industry to address Japan's economic problems.

To help address U.S. economic weakness, the Federal Reserve Board cut interest rates by 250 basis points during the first five months of 2001, an easing mode that was followed to varying degrees by central banks in the U.K. and Australia. Even the nascent European Central Bank, long a holdout against such global easing, surprised the market by making its first rate cut in May. Elsewhere, Japan returned to an essentially zero interest rate policy, which boosted its equity market at the end of the first quarter of 2001.

Within the Funds, effective stock selection added most meaningfully to performance. Among the more notable performers were: Vivendi Environnement, a defensive utility stock with attractive valuations, solid results and healthy growth prospects; Lukoil, a Russian oil company with strong fundamentals that was one of several companies in this sector that outperformed; and Tostem, a Japanese building company whose stock has been on the rise lately. Notable detractors from performance included Zurich Financial Services, which helped performance at the end of 2000, but has since fallen on news of an earnings surprise and an increase in loss reserves.

LOOKING AHEAD

We take comfort from central bank easing of interest rates in most markets, in that it bodes well for the near-term recovery prospects for the global economy.

In particular, we favor the U.K., which is looking more attractive than Continental Europe and is more likely to benefit from further anticipated rate cuts over the next quarter. We are also looking closely at Japan, digesting both the implications of a return to a zero interest rate policy and the possibility of radical political changes from a new reformist leader.

As always, the Funds remain broadly sector neutral, and we continue to look for the most attractive stocks within each sector in markets outside of the U.S.

AS OF MAY 31, 2001 (UNAUDITED)


PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

United Kingdom            22.7%
Japan                     16.9%
France                     7.8%
Switzerland                7.0%
Spain                      6.9%
Australia                  6.4%
Netherlands                5.2%
Germany                    4.8%
South Korea                3.8%
Sweden                     3.4%
Hong Kong                  3.3%
Russia                     1.6%
Singapore                  1.4%
India                      1.3%
Belgium                    1.3%
Brazil                     1.2%
Finland                    1.0%
Venezuela                  1.0%
United States              1.0%
Italy                      0.7%
Philippines                0.5%
Taiwan                     0.4%
Israel                     0.4%



TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. VODAFONE GROUP PLC (3.4%) Provides mobile telecommunications services. It supplies customers with digital and analog cellular telephone, paging and mobile data and Internet services.

2. TOTAL FINA ELF SA, CLASS B (3.3%) Explores for, produces, refines, transports and markets oil and natural gas. The Company also operates a chemical division, which produces rubber, paint, ink, adhesives and resins.

3. GLAXOSMITHKLINE PLC (2.1%) A research-based pharmaceutical group that develops, manufactures and markets vaccines, prescription and over-the-counter medicines, as well as health-related consumer products. The Group, which also provides laboratory testing and disease management services, specializes in treatments for respiratory, central nervous system, gastro-intestinal and genetic disorders.

4. REUTERS GROUP PLC (2.1%) An international news and information organization. The Company provides economic and financial information to the business community, in addition to supplying various news services.

5. HONG KONG ELECTRIC HOLDINGS (2.1%) Generates and supplies electricity and provides engineering consultancy and project management services.

6. TELEFONAKTIEBOLAGET LM ERICSON AB, CLASS B (2.0%) Develops and manufactures products for wired and mobile communications in public and private networks. The Company produces digital and analog systems for telephones and networks, microwave radio links, radar surveillance systems, and business systems.

7. NEWS CORPORATION LTD (1.9%) An international media company. The Company's operations include the production and distribution of motion pictures and television programming. The Company provides television, satellite, and cable broadcasting and the publication of newspapers, magazines, books and promotional inserts.

8. TELEFONICA SA (1.8%) A telecommunications and multimedia company based in Spain. The Company offers fixed-line and mobile phone services, data transmission, internet services and multimedia communications.

9. HYUNDAI MOTOR CO., LTD (1.8%) Manufactures, sells, and exports passenger cars, trucks, and commercial vehicles. The Company also sells various auto parts and heavy equipment.

10. NOVO-NORDISK A/S, CLASS B (1.8%) The Company develops, produces and markets pharmeceutical preparations such as insulin and diabetes care products, hormone preparations, and industrial enzymes.

Top 10 equity holdings comprised 22.3% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

                                                 AS OF MAY 31, 2001 (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                                                                               SINCE INCEPTION
                                                            1 YEAR                (02/26/97)
 INSTITUTIONAL INTERNATIONAL OPPORTUNITIES FUND             -16.89%               2.97%




LIFE OF FUND PERFORMANCE (02/26/97 TO 05/31/01)


[CHART]

                               J.P. MORGAN INSTITUTIONAL         MSCI ALL COUNTRY               LIPPER INTERNATIONAL
                               INTERNATIONAL OPPORTUNITIES FUND  WORLD INDEX FREE (EX. U.S.)    FUNDS INDEX


      2/28/1997                         $1,000,000                  $1,000,000                    $1,000,000
      3/31/1997                         $1,005,020                    $997,888                    $1,003,025
      4/30/1997                         $1,012,048                  $1,006,335                    $1,005,671
      5/31/1997                         $1,051,205                  $1,068,472                    $1,065,104
      6/30/1997                         $1,099,398                  $1,127,442                    $1,114,700
      7/31/1997                         $1,129,518                  $1,150,248                    $1,146,735
      8/31/1997                         $1,050,201                  $1,059,761                    $1,064,596
      9/30/1997                         $1,109,438                  $1,117,094                    $1,131,655
     10/31/1997                         $1,007,028                  $1,021,962                    $1,047,065
     11/30/1997                           $997,992                  $1,009,186                    $1,038,802
     12/31/1997                         $1,021,527                  $1,020,800                    $1,048,142
      1/31/1998                         $1,034,675                  $1,051,367                    $1,074,005
      2/28/1998                         $1,092,326                  $1,121,476                    $1,145,241
      3/31/1998                         $1,140,874                  $1,160,226                    $1,205,631
      4/30/1998                         $1,153,011                  $1,168,567                    $1,222,487
      5/31/1998                         $1,121,657                  $1,147,345                    $1,224,483
      6/30/1998                         $1,104,463                  $1,143,068                    $1,215,176
      7/31/1998                         $1,108,508                  $1,153,912                    $1,233,520
      8/31/1998                           $911,306                    $991,184                    $1,057,929
      9/30/1998                           $868,732                    $970,246                    $1,018,821
     10/31/1998                           $978,210                  $1,071,877                    $1,094,164
     11/30/1998                         $1,024,840                  $1,129,479                    $1,150,860
     12/31/1998                         $1,060,616                  $1,168,393                    $1,186,761
      1/31/1999                         $1,069,993                  $1,167,142                    $1,197,843
      2/28/1999                         $1,037,695                  $1,141,009                    $1,165,399
      3/31/1999                         $1,102,291                  $1,196,125                    $1,204,819
      4/30/1999                         $1,158,551                  $1,255,923                    $1,259,772
      5/31/1999                         $1,125,212                  $1,196,933                    $1,206,866
      6/30/1999                         $1,190,849                  $1,251,932                    $1,269,396
      7/31/1999                         $1,230,137                  $1,281,296                    $1,314,167
      8/31/1999                         $1,242,689                  $1,285,741                    $1,316,096
      9/30/1999                         $1,255,242                  $1,294,436                    $1,321,038
     10/31/1999                         $1,288,715                  $1,342,635                    $1,372,122
     11/30/1999                         $1,351,477                  $1,396,320                    $1,480,717
     12/31/1999                         $1,483,771                  $1,529,490                    $1,664,319
      1/31/2000                         $1,391,500                  $1,446,495                    $1,570,693
      2/29/2000                         $1,437,105                  $1,485,566                    $1,676,987
      3/31/2000                         $1,447,711                  $1,541,474                    $1,679,504
      4/30/2000                         $1,384,075                  $1,455,438                    $1,568,652
      5/31/2000                         $1,362,863                  $1,418,208                    $1,516,128
      6/30/2000                         $1,428,620                  $1,478,593                    $1,584,402
      7/31/2000                         $1,386,185                  $1,420,220                    $1,528,062
      8/31/2000                         $1,409,536                  $1,437,784                    $1,552,655
      9/30/2000                         $1,334,177                  $1,358,030                    $1,462,937
     10/31/2000                         $1,276,861                  $1,314,866                    $1,407,884
     11/30/2000                         $1,208,932                  $1,255,876                    $1,348,099
     12/31/2000                         $1,243,274                  $1,298,765                    $1,397,779
      1/31/2001                         $1,247,609                  $1,318,245                    $1,401,475
      2/28/2001                         $1,152,223                  $1,213,879                    $1,297,557
      3/31/2001                         $1,061,173                  $1,128,075                    $1,200,120
      4/30/2001                         $1,139,216                  $1,204,799                    $1,278,578
      5/31/2001                         $1,132,712                  $1,171,529                    $1,242,767


Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund commenced operations on 2/26/97.

The graph illustrates comparative performance for $10,000 and assumes reinvestment of all distributions.

The Lipper International Funds Index represents the performance of the 30 largest international stock funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The MSCI All Country World Index Free (ex-U.S.) is an unmanaged index that measures developed and emerging foreign stock market performance.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The Fund may also be subject to the additional risk of non-diversified "Regional" fund investing.

AS OF MAY 31, 2001 (UNAUDITED)



AVERAGE ANNUAL TOTAL RETURNS

[CHART]

                                                                      SINCE INCEPTION
                                             1 YEAR                   (02/26/97)
 INTERNATIONAL OPPORTUNITIES FUND            -17.37%                    2.72%

LIFE OF FUND PERFORMANCE (02/26/97 TO 05/31/01)

[CHART]

                                     J.P. MORGAN                         MSCI ALL COUNTRY               LIPPER INTERNATIONAL
                                     INTERNATIONAL OPPORTUNITIES FUND    WORLD INDEX FREE (EX. U.S.)    FUNDS INDEX

      2/28/1997                        $10,000                            $10,000                          $10,000
      3/31/1997                        $10,040                             $9,979                          $10,030
      4/30/1997                        $10,120                            $10,063                          $10,057
      5/31/1997                        $10,502                            $10,685                          $10,651
      6/30/1997                        $10,984                            $11,274                          $11,147
      7/31/1997                        $11,275                            $11,502                          $11,467
      8/31/1997                        $10,482                            $10,598                          $10,646
      9/30/1997                        $11,074                            $11,171                          $11,317
     10/31/1997                        $10,060                            $10,220                          $10,471
     11/30/1997                         $9,960                            $10,092                          $10,388
     12/31/1997                        $10,191                            $10,208                          $10,481
      1/31/1998                        $10,323                            $10,514                          $10,740
      2/28/1998                        $10,889                            $11,215                          $11,452
      3/31/1998                        $11,374                            $11,602                          $12,056
      4/30/1998                        $11,496                            $11,686                          $12,225
      5/31/1998                        $11,192                            $11,473                          $12,245
      6/30/1998                        $11,010                            $11,431                          $12,152
      7/31/1998                        $11,051                            $11,539                          $12,335
      8/31/1998                         $9,083                             $9,912                          $10,579
      9/30/1998                         $8,657                             $9,702                          $10,188
     10/31/1998                         $9,732                            $10,719                          $10,942
     11/30/1998                        $10,189                            $11,295                          $11,509
     12/31/1998                        $10,545                            $11,684                          $11,868
      1/31/1999                        $10,669                            $11,671                          $11,978
      2/28/1999                        $10,347                            $11,410                          $11,654
      3/31/1999                        $10,981                            $11,961                          $12,048
      4/30/1999                        $11,552                            $12,559                          $12,598
      5/31/1999                        $11,210                            $11,969                          $12,069
      6/30/1999                        $11,874                            $12,519                          $12,694
      7/31/1999                        $12,261                            $12,813                          $13,142
      8/31/1999                        $12,376                            $12,857                          $13,161
      9/30/1999                        $12,502                            $12,944                          $13,210
     10/31/1999                        $12,836                            $13,426                          $13,721
     11/30/1999                        $13,463                            $13,963                          $14,807
     12/31/1999                        $14,768                            $15,295                          $16,643
      1/31/2000                        $13,860                            $14,465                          $15,707
      2/29/2000                        $14,314                            $14,856                          $16,770
      3/31/2000                        $14,409                            $15,415                          $16,795
      4/30/2000                        $13,775                            $14,554                          $15,687
      5/31/2000                        $13,564                            $14,182                          $15,161
      6/30/2000                        $14,208                            $14,786                          $15,844
      7/31/2000                        $13,775                            $14,202                          $15,281
      8/31/2000                        $14,008                            $14,378                          $15,527
      9/30/2000                        $13,257                            $13,580                          $14,629
     10/31/2000                        $12,686                            $13,149                          $14,079
     11/30/2000                        $11,999                            $12,559                          $13,481
     12/31/2000                        $12,346                            $12,988                          $13,978
      1/31/2001                        $12,379                            $13,182                          $14,015
      2/28/2001                        $11,426                            $12,139                          $12,976
      3/31/2001                        $10,529                            $11,281                          $12,001
      4/30/2001                        $11,295                            $12,048                          $12,786
      5/31/2001                        $11,207                            $11,715                          $12,428



Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund commenced operations on 2/26/97.

The graph illustrates comparative performance for $10,000 and assumes reinvestment of all distributions.

The Lipper International Funds Index represents the performance of the 30 largest international stock funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The MSCI All Country World Index Free (ex-U.S.) is an unmanaged index that measures developed and emerging foreign stock market performance.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The Fund may also be subject to the additional risk of non-diversified "Regional" fund investing.

           J.P. Morgan             INSTITUTIONAL EUROPEAN
                                   EQUITY FUND
                                   EUROPEAN EQUITY FUND
                                   AS OF MAY 31, 2001 (UNAUDITED)

HOW THE FUNDS PERFORMED

The Funds seek to provide total return through a portfolio of European stocks. For the six-month period ended May 31, 2001, J.P. Morgan
Institutional European Equity Fund fell 11.39%, and J.P. Morgan European Equity Fund fell 11.71%. This compares with a return of -8.02% for the Morgan Stanley Capital International (MSCI) Europe Index, the Fund's benchmark.

HOW THE FUNDS WERE MANAGED

Taking their lead from the U.S., global equity markets were highly volatile over this reporting period, one marked by the continuing global decline of the once dominant TMT (technology-media-telecommunications) sectors.

On the currency front, the Euro responded favorably to market pressures in the U.S., rallying at the end of 2000, only to give back approximately half its gains this year. To help address U.S. economic weakness, the Federal Reserve Board cut interest rates by 250 basis points during the first five months of 2001, an easing mode that was followed to varying degrees by central banks in the U.K. and other developed and emerging markets. Even the nascent European Central Bank, a holdout against such global easing over the past few months, surprised the market by making its first rate cut in May.

Within the Funds, effective stock selection in Continental Europe contributed most meaningfully to performance toward the end of this reporting period, whilst large cash flows had a negative impact on the Fund.

Among the more notable performers were Vivendi Environnement, a defensive utility stock with attractive valuations, solid results and healthy growth prospects, and Nokia, the world's leading mobile telephone handset manufacturer. In the latter case, the Funds benefited when they moved into and out of the stock ahead of investor sentiment that sent it sharply downward then upward over this period.

The Funds held underweight positions in incumbent telecoms, such as British Telecom, Deutsche Telekom and France Telecom, which are characterized by poor management and heavy debt burdens. The key exception was KPN, the Dutch telecom provider, in which we were overweight. We felt that KPN was best positioned to benefit from a recovery in the sector, a position we still hold.

Notable detractors from performance included Zurich Financial Services, which helped performance at the end of 2000, but has since fallen on news of an earnings surprise and an increase in loss reserves.

LOOKING AHEAD

We take comfort from central bank easing of interest rates in most markets, in that it bodes well for the near-term recovery prospects for the global economy and, by extension, the economies of European nations.

In particular, we favor the U.K., which is looking more attractive than Continental Europe and is more likely to benefit from further anticipated rate cuts over the next quarter. Consumer confidence is also more robust in the U.K. than on the continent, and the market is generally more defensive than Continental Europe.

J.P. MORGAN INSTITUTIONAL EUROPEAN EQUITY FUND
J.P. MORGAN EUROPEAN EQUITY FUND
AS OF MAY 31, 2001 (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Belgium             1.2%
Ireland             0.5%
Portugal            0.3%
Norway              0.3%
United Kingdom     33.6%
France             13.6%
Germany            12.3%
Netherlands         9.3%
Switzerland         8.6%
United States       5.9%
Italy               5.0%
Spain               4.8%
Sweden              2.4%
Finland             2.2%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. GLAXOSMITHKLINE PLC (4.5%) A research-based pharmaceutical group that develops, manufactures and markets vaccines, prescription and over-the-counter medicines, as well as health-related consumer products. The Group, which also provides laboratory testing and disease management services, specializes in treatments for respiratory, central nervous system, gastro-intestinal and genetic disorders.

2. TOTAL FINA ELF SA, CLASS B (4.0%) Explores for, produces, refines, transports and markets oil and natural gas. The Company also operates a chemical division, which produces rubber, paint, ink, adhesives and resins.

3. VODAFONE GROUP PLC (3.4%) Provides mobile telecommunications services. It supplies customers with digital and analog cellular telephone, paging and personal communications services.

4. BP AMOCO PLC (2.6%) An oil and petrochemicals company. The Company explores for and produces oil and natural gas; refines, markets, and supplies petroleum products; generates solar energy; and manufactures and markets chemicals. BP's chemicals include terephthalic acid, acetic acid, acrylonitrile, ethylene and polyethylene. The Company has operations in over 100 countries.

5. NOVARTIS AG (2.6%) Manufactures pharmaceutical and nutrition products. The Company produces treatments for hypertension, fungal infections, skin conditions, arthritis, cancer, animal health products, baby food, and clinical nutrition products for healthcare organizations.

6. UBS AG (2.4%) Attracts deposits and offers commercial and investment banking services. The Bank offers consumer, business, and construction loans, mortgages, export and structured finance, and securities brokerage services, advises on mergers and acquisitions, invests pension funds, and sponsors credit cards.

7. HSBC HOLDINGS PLC (2.2%) The holding company for the HSBC Group. The Company provides a variety of international banking and financial services, including retail and corporate banking, trade, trusteeship, securities, custody, capital markets, treasury, private and investment banking, and insurance. The Group operates worldwide.

8. NOKIA OYJ (2.1%) An international telecommunications company which develops and manufactures mobile phones, networks and systems for cellular and fixed networks.

9. NESTLE SA (2.1%) Processes food, the Company's subsidiaries produce and sell beverages, milk products, culinary products, frozen food, chocolate, ready-to-eat dishes, refrigerated products, food service products, pet food, pharmaceuticals, and cosmetics.

10. ING GROEP NV (1.9%) Offers financial services to individuals, corporations, and other institutions. The Company offers corporate, investment, and private banking services, asset and portfolio management, treasury services, and insurance.

Top 10 equity holdings comprised 27.8% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

                               J.P. MORGAN INSTITUTIONAL EUROPEAN EQUITY FUND
                                                AS OF MAY 31, 2001 (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS



                                                                   SINCE INCEPTION
                                           1 YEAR       5 YEARS      (2/29/96)
 INSTITUTIONAL EUROPEAN EQUITY FUND        -23.62%       7.41%         7.75%



LIFE OF FUND PERFORMANCE (02/29/96 TO 05/31/01)


                                J.P. MORGAN INSTITUTIONAL         MSCI EUROPE            LIPPER EUROPEAN
                                EUROPEAN EQUITY FUND              INDEX                  FUND INDEX
           2/29/1996                      $1,000,000              $1,000,000              $1,000,000
           3/31/1996                      $1,011,055              $1,011,957              $1,022,236
           4/30/1996                      $1,019,095              $1,019,276              $1,040,939
           5/31/1996                      $1,035,176              $1,027,152              $1,067,563
           6/30/1996                      $1,048,241              $1,038,467              $1,077,869
           7/31/1996                      $1,028,141              $1,025,460              $1,048,505
           8/31/1996                      $1,052,261              $1,055,887              $1,081,066
           9/30/1996                      $1,073,367              $1,078,102              $1,097,846
          10/31/1996                      $1,097,487              $1,103,134              $1,115,620
          11/30/1996                      $1,150,754              $1,159,032              $1,166,542
          12/31/1996                      $1,176,929              $1,181,486              $1,192,322
           1/31/1997                      $1,171,838              $1,184,688              $1,203,435
           2/28/1997                      $1,186,092              $1,200,347              $1,218,424
           3/31/1997                      $1,228,852              $1,239,114              $1,248,854
           4/30/1997                      $1,222,744              $1,232,949              $1,227,157
           5/31/1997                      $1,269,577              $1,285,599              $1,274,203
           6/30/1997                      $1,327,608              $1,349,919              $1,333,705
           7/31/1997                      $1,377,496              $1,413,183              $1,373,688
           8/31/1997                      $1,306,074              $1,332,434              $1,315,132
           9/30/1997                      $1,431,973              $1,461,646              $1,426,525
          10/31/1997                      $1,359,300              $1,389,770              $1,368,834
          11/30/1997                      $1,381,818              $1,411,124              $1,378,200
          12/31/1997                      $1,439,009              $1,462,697              $1,401,183
           1/31/1998                      $1,497,440              $1,523,586              $1,452,542
           2/28/1998                      $1,615,448              $1,642,704              $1,572,921
           3/31/1998                      $1,713,979              $1,759,695              $1,702,421
           4/30/1998                      $1,744,913              $1,793,824              $1,750,268
           5/31/1998                      $1,776,993              $1,830,159              $1,803,959
           6/30/1998                      $1,791,887              $1,850,209              $1,800,087
           7/31/1998                      $1,813,656              $1,886,762              $1,833,251
           8/31/1998                      $1,562,746              $1,649,441              $1,568,163
           9/30/1998                      $1,460,778              $1,583,493              $1,479,786
          10/31/1998                      $1,613,157              $1,710,246              $1,579,681
          11/30/1998                      $1,687,628              $1,801,238              $1,659,506
          12/31/1998                      $1,748,099              $1,879,993              $1,721,574
           1/31/1999                      $1,750,489              $1,867,889              $1,750,906
           2/28/1999                      $1,711,058              $1,820,483              $1,691,985
           3/31/1999                      $1,732,565              $1,840,350              $1,696,168
           4/30/1999                      $1,800,673              $1,895,185              $1,741,390
           5/31/1999                      $1,714,642              $1,804,163              $1,673,454
           6/30/1999                      $1,760,048              $1,834,615              $1,718,427
           7/31/1999                      $1,782,750              $1,851,655              $1,742,133
           8/31/1999                      $1,798,283              $1,870,466              $1,750,135
           9/30/1999                      $1,774,386              $1,856,047              $1,745,410
          10/31/1999                      $1,844,883              $1,924,342              $1,806,459
          11/30/1999                      $1,902,237              $1,976,239              $1,928,297
          12/31/1999                      $2,105,398              $2,178,795              $2,173,972
           1/31/2000                      $1,971,683              $2,023,613              $2,090,232
           2/29/2000                      $2,121,200              $2,129,143              $2,315,774
           3/31/2000                      $2,104,182              $2,180,560              $2,285,327
           4/30/2000                      $1,987,486              $2,084,303              $2,154,758
           5/31/2000                      $1,937,647              $2,067,259              $2,099,005
           6/30/2000                      $1,971,683              $2,111,636              $2,147,043
           7/31/2000                      $1,943,724              $2,077,900              $2,128,412
           8/31/2000                      $1,923,059              $2,053,446              $2,133,532
           9/30/2000                      $1,812,441              $1,957,306              $2,018,653
          10/31/2000                      $1,772,327              $1,942,464              $1,958,748
          11/30/2000                      $1,670,217              $1,867,246              $1,845,682
          12/31/2000                      $1,780,881              $1,995,959              $1,976,184
           1/31/2001                      $1,768,650              $1,996,873              $1,963,842
           2/28/2001                      $1,588,849              $1,821,570              $1,800,434
           3/31/2001                      $1,453,082              $1,685,701              $1,638,480
           4/30/2001                      $1,550,932              $1,805,493              $1,750,958
           5/31/2001                      $1,479,991              $1,717,472              $1,672,661

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund commenced operations on 2/29/96.

The graph illustrates comparative performance for $10,000 and assumes reinvestment of all distributions. The performance of the Funds does not include sales charges, but does include reinvestment of all distributions.

The Lipper European Funds Index represents the performance of the 30 largest European funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The MSCI Europe Index is a replica (or model) of the performance of the European markets. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in the Index.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The Fund may also be subject to the additional risk of non-diversified "Regional" fund investing.

J.P. MORGAN EUROPEAN EQUITY FUND
AS OF MAY 31, 2001
(UNAUDITED)
AVERAGE ANNUAL TOTAL RETURNS

                                                                  SINCE INCEPTION
                                        1 YEAR       5 YEARS         (2/29/96)
 EUROPEAN EQUITY FUND                   -24.14%       6.85%          7.20%


LIFE OF FUND PERFORMANCE (02/29/96 TO 05/31/01)

[CHART]

                                     J.P. MORGAN                     MSCI EUROPE             LIPPER EUROPEAN
                                     EUROPEAN EQUITY FUND            INDEX                   FUND INDEX
           2/29/1996                         $10,000                 $10,000                 $10,000
           3/31/1996                         $10,111                 $10,120                 $10,222
           4/30/1996                         $10,191                 $10,193                 $10,409
           5/31/1996                         $10,344                 $10,272                 $10,676
           6/30/1996                         $10,475                 $10,385                 $10,779
           7/31/1996                         $10,273                 $10,255                 $10,485
           8/31/1996                         $10,516                 $10,559                 $10,811
           9/30/1996                         $10,729                 $10,781                 $10,978
          10/31/1996                         $10,972                 $11,031                 $11,156
          11/30/1996                         $11,510                 $11,590                 $11,665
          12/31/1996                         $11,774                 $11,815                 $11,923
           1/31/1997                         $11,723                 $11,847                 $12,034
           2/28/1997                         $11,855                 $12,003                 $12,184
           3/31/1997                         $12,291                 $12,391                 $12,489
           4/30/1997                         $12,230                 $12,329                 $12,272
           5/31/1997                         $12,697                 $12,856                 $12,742
           6/30/1997                         $13,285                 $13,499                 $13,337
           7/31/1997                         $13,792                 $14,132                 $13,737
           8/31/1997                         $13,062                 $13,324                 $13,151
           9/30/1997                         $14,340                 $14,616                 $14,265
          10/31/1997                         $13,599                 $13,898                 $13,688
          11/30/1997                         $13,822                 $14,111                 $13,782
          12/31/1997                         $14,376                 $14,627                 $14,012
           1/31/1998                         $14,925                 $15,236                 $14,525
           2/28/1998                         $16,056                 $16,427                 $15,729
           3/31/1998                         $17,036                 $17,597                 $17,024
           4/30/1998                         $17,337                 $17,938                 $17,503
           5/31/1998                         $17,649                 $18,302                 $18,040
           6/30/1998                         $17,789                 $18,502                 $18,001
           7/31/1998                         $17,994                 $18,868                 $18,333
           8/31/1998                         $15,507                 $16,494                 $15,682
           9/30/1998                         $14,559                 $15,835                 $14,798
          10/31/1998                         $15,883                 $17,102                 $15,797
          11/30/1998                         $16,605                 $18,012                 $16,595
          12/31/1998                         $17,208                 $18,800                 $17,216
           1/31/1999                         $17,230                 $18,679                 $17,509
           2/28/1999                         $16,835                 $18,205                 $16,920
           3/31/1999                         $17,044                 $18,404                 $16,962
           4/30/1999                         $17,712                 $18,952                 $17,414
           5/31/1999                         $16,846                 $18,042                 $16,735
           6/30/1999                         $17,296                 $18,346                 $17,184
           7/31/1999                         $17,548                 $18,517                 $17,421
           8/31/1999                         $17,701                 $18,705                 $17,501
           9/30/1999                         $17,449                 $18,560                 $17,454
          10/31/1999                         $18,140                 $19,243                 $18,065
          11/30/1999                         $18,699                 $19,762                 $19,283
          12/31/1999                         $20,696                 $21,788                 $21,740
           1/31/2000                         $19,376                 $20,236                 $20,902
           2/29/2000                         $20,829                 $21,291                 $23,158
           3/31/2000                         $20,641                 $21,806                 $22,853
           4/30/2000                         $19,476                 $20,843                 $21,548
           5/31/2000                         $18,988                 $20,673                 $20,990
           6/30/2000                         $19,321                 $21,116                 $21,470
           7/31/2000                         $19,032                 $20,779                 $21,284
           8/31/2000                         $18,811                 $20,534                 $21,335
           9/30/2000                         $17,735                 $19,573                 $20,187
          10/31/2000                         $17,324                 $19,425                 $19,587
          11/30/2000                         $16,315                 $18,672                 $18,457
          12/31/2000                         $17,393                 $19,960                 $19,762
           1/31/2001                         $17,270                 $19,969                 $19,638
           2/28/2001                         $15,494                 $18,216                 $18,004
           3/31/2001                         $14,157                 $16,857                 $16,385
           4/30/2001                         $15,101                 $18,055                 $17,510
           5/31/2001                         $14,404                 $17,175                 $16,727


Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund commenced operations on 5/13/96. Performance prior to 5/13/96 is based on the historical expenses of the predecessor Institutional European Equity Fund.

The graph illustrates comparative performance for $10,000 and assumes reinvestment of all distributions. The performance of the Funds does not include sales charges, but does include reinvestment of all distributions.

The Lipper European Funds Index represents the performance of the 30 largest European funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The MSCI Europe Index is a replica (or model) of the performance of the European markets.

The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in the Index.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The Fund may also be subject to the additional risk of non-diversified "Regional" fund investing.

      JPMORGAN FUNDS
      STATEMENT OF ASSETS AND LIABILITIES As of May 31, 2001 (unaudited)


                                          INSTITUTIONAL
                                          INTERNATIONAL     INTERNATIONAL
                                          OPPORTUNITIES     OPPORTUNITIES
                                              FUND               FUND
============================================================================================================================
   ASSETS:
     Investment securities, at value       $266,869,860     $44,990,322
     Other assets                                 2,893           1,632
     Receivables:
       Fund shares sold                      11,480,538         216,600

---------------------------------------------------------------------------------------------------------------------------
          Total Assets                      278,353,291      45,208,554
---------------------------------------------------------------------------------------------------------------------------

   LIABILITIES:
     Payables:
       Fund shares redeemed                  14,031,343         104,427
     Accrued liabilities:
       Shareholder servicing fees                23,446          11,342
       Administration fees                          303              58
       Administrative services fees               5,468           1,058
       Fund services fees                            20               9
       Other                                     34,120          36,233

---------------------------------------------------------------------------------------------------------------------------
          Total Liabilities                  14,094,700         153,127
---------------------------------------------------------------------------------------------------------------------------

   NET ASSETS:
     Paid in capital                        310,179,382      52,405,030
     Accumulated undistributed net
     investment income                        2,099,811         258,642
     Accumulated net realized loss on
     Investments from Portfolio             (51,860,778)     (9,519,748)
     Net unrealized appreciation of
     Investments from Portfolio               3,840,176       1,911,503

---------------------------------------------------------------------------------------------------------------------------
          Total Net Assets                 $264,258,591     $45,055,427
---------------------------------------------------------------------------------------------------------------------------
   Shares of beneficial interest
   outstanding ($.001 par
   value; unlimited number of
   shares authorized):                       25,292,828       4,401,306
---------------------------------------------------------------------------------------------------------------------------
   Net asset value, redemption
   and offering price per share            $      10.45     $     10.24
===========================================================================================================================



                    See notes to financial statements.

                                         INSTITUTIONAL
                                            EUROPEAN          EUROPEAN
                                             EQUITY            EQUITY
                                              FUND              FUND
===========================================================================================================================
   ASSETS:
     Investment securities, at value         $5,351,050     $ 8,240,379
     Other assets                                87,242          64,899
     Receivables:
       Fund shares sold                              --         330,000
       Expense reimbursements                    16,867          14,283

---------------------------------------------------------------------------------------------------------------------------
          Total Assets                        5,455,159       8,649,561
---------------------------------------------------------------------------------------------------------------------------

   LIABILITIES:
     Accrued liabilities:
       Shareholder servicing fees                   470           2,605
       Administration fees                            3              11
       Administrative services fees                 110             243
       Other                                     32,559          35,000

---------------------------------------------------------------------------------------------------------------------------
          Total Liabilities                      33,142          37,859
---------------------------------------------------------------------------------------------------------------------------

   NET ASSETS:
     Paid in capital                          6,124,149       9,406,245
     Accumulated undistributed net investment
     income                                      41,142          16,795
     Accumulated net realized loss on
     Investments from Portfolio                (474,063)     (1,012,840)
     Net unrealized appreciation
     (depreciation) of
     Investments from Portfolio                (269,211)        201,502

---------------------------------------------------------------------------------------------------------------------------
          Total Net Assets                   $5,422,017     $ 8,611,702
---------------------------------------------------------------------------------------------------------------------------

   Shares of beneficial interest
   outstanding ($.001 par
   value; unlimited number of
   shares authorized):                          447,978         671,792
---------------------------------------------------------------------------------------------------------------------------
   Net asset value, redemption and
   offering price per share                   $   12.10     $     12.82
===========================================================================================================================


                        See notes to financial statements.

    STATEMENT OF OPERATIONS For the six months ended May 31, 2001 (unaudited)


                                          INSTITUTIONAL
                                          INTERNATIONAL     INTERNATIONAL
                                          OPPORTUNITIES     OPPORTUNITIES
                                               FUND              FUND
===========================================================================================================================
   INVESTMENT INCOME:
     Investment income from Portfolio      $   6,236,943    $ 1,107,494
     Foreign taxes withheld                    (734,839)       (130,650)
     Expenses from Portfolio                 (1,573,976)       (290,279)

---------------------------------------------------------------------------------------------------------------------------
          Total Investment Income             3,928,128         686,565
---------------------------------------------------------------------------------------------------------------------------

   EXPENSES:
     Shareholder servicing fees                 208,796          96,034
     Administrative services fees                48,988           9,016
     Registration fees                           20,451          21,049
     Administration fees                          2,016             372
     Transfer agent fees                         16,085          19,184
     Professional fees                            6,987           5,876
     Accounting fees                             24,931          24,932
     Printing and postage                         3,763           4,286
     Service organization fees                    1,471           1,012
     Fund services fees                           2,687             505
     Trustees' fees                               2,455             462
     Other                                        7,445           3,066

---------------------------------------------------------------------------------------------------------------------------
          Total Expenses                        346,075         185,794
---------------------------------------------------------------------------------------------------------------------------

            Net Investment Income             3,582,053         500,771
---------------------------------------------------------------------------------------------------------------------------

   REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
     Net realized loss on:
       Investments from Portfolio           (49,786,733)     (9,335,245)
     Change in net unrealized
       appreciation/depreciation of:
       Investments from Portfolio            16,485,679       4,120,056

---------------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized loss on
     investments from Portfolio             (33,301,054)     (5,215,189)
---------------------------------------------------------------------------------------------------------------------------

     Net decrease in net assets
      from operations                      $(29,719,001)    $(4,714,418)
===========================================================================================================================

                      See notes to financial statements.


                                             INSTITUTIONAL
                                                EUROPEAN       EUROPEAN
                                                 EQUITY         EQUITY
                                                  FUND           FUND
===========================================================================================================================
   INVESTMENT INCOME:
     Investment income from Portfolio        $   99,904    $    194,632
     Foreign taxes withheld                      (8,376)        (16,725)
     Expenses from Portfolio
      after reimbursements                      (34,262)        (61,758)

---------------------------------------------------------------------------------------------------------------------------
          Total Investment Income                57,266         116,149
---------------------------------------------------------------------------------------------------------------------------

   EXPENSES:
     Shareholder servicing fees                   3,455          15,477
     Administrative services fees                   811           1,452
     Registration fees                            6,558           7,892
     Administration fees                             33              60
     Transfer agent fees                          8,452          13,391
     Professional fees                            5,668           5,673
     Accounting fees                             24,932          24,932
     Printing and postage                         3,328           4,336
     Service organization fees                      436              37
     Fund services fees                              46              81
     Trustees' fees                                  57              74
     Other                                        2,251           2,282

---------------------------------------------------------------------------------------------------------------------------
          Total Expenses                         56,027          75,687
---------------------------------------------------------------------------------------------------------------------------

     Less expense reimbursements                 55,480          44,237

---------------------------------------------------------------------------------------------------------------------------
          Net Expenses                              547          31,450
---------------------------------------------------------------------------------------------------------------------------

            Net Investment Income                56,719          84,699
---------------------------------------------------------------------------------------------------------------------------

   REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
     Net realized loss on:
       Investments from Portfolio              (311,169)       (602,482)
     Change in net unrealized
       appreciation/depreciation of:
       Investments from Portfolio              (521,194)       (555,237)

---------------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized loss on
     investments from Portfolio                (832,363)     (1,157,719)
---------------------------------------------------------------------------------------------------------------------------

     Net decrease in net assets from
      operations                              $(775,644)    $(1,073,020)
===========================================================================================================================


                      See notes to financial statements.

      JPMORGAN FUNDS
      STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIODS INDICATED (UNAUDITED)

                                                                           INSTITUTIONAL
                                                                           INTERNATIONAL           INTERNATIONAL
                                                                        OPPORTUNITIES FUND      OPPORTUNITIES FUND
                                                                      ---------------------    --------------------
                                                                      12/1/2000      YEAR      12/1/2000     YEAR
                                                                       THROUGH       ENDED      THROUGH      ENDED
                                                                      5/31/2001   11/30/2000   5/31/2001  11/30/2000
===========================================================================================================================
   INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
     Net investment income                                       $  3,582,053    $ 3,861,140   $   500,771     $  452,263
     Net realized gain (loss) on investments from Portfolio       (49,786,733)    11,838,741    (9,335,245)     4,096,544
     Change in unrealized appreciation/depreciation of
      investments from Portfolio                                   16,485,679    (75,486,528)    4,120,056    (14,119,947)
---------------------------------------------------------------------------------------------------------------------------
        Decrease in net assets from operations                    (29,719,001)   (59,786,647)   (4,714,418)    (9,571,140)
---------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                         (2,758,753)    (5,681,844)     (834,461)      (820,352)
     Net realized gain on investment transactions                  (5,762,266)            --    (1,949,250)            --
---------------------------------------------------------------------------------------------------------------------------
        Total distributions to shareholders                        (8,521,019)    (5,681,844)   (2,783,711)      (820,352)
---------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from capital
    share transactions                                           (158,517,409)   156,216,705   (26,854,737)    22,256,599
---------------------------------------------------------------------------------------------------------------------------
         Total increase (decrease) in net assets                 (196,757,429)    90,748,214   (34,352,866)    11,865,107
   NET ASSETS:
     Beginning of period                                          461,016,020    370,267,806    79,408,293     67,543,186
---------------------------------------------------------------------------------------------------------------------------
     End of period                                               $264,258,591   $461,016,020  $ 45,055,427   $ 79,408,293
---------------------------------------------------------------------------------------------------------------------------
     Undistributed net investment income                         $  2,099,811   $  1,276,511  $    258,642   $    592,332
===========================================================================================================================


                     See notes to financial statements.


                                                                           INSTITUTIONAL
                                                                       EUROPEAN EQUITY FUND    EUROPEAN EQUITY FUND
                                                                      ---------------------   ---------------------
                                                                      12/1/2000      YEAR      12/1/2000     YEAR
                                                                       THROUGH       ENDED      THROUGH      ENDED
                                                                      5/31/2001   11/30/2000   5/31/2001  11/30/2000
===========================================================================================================================
   INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
     Net investment income                                          $    56,719  $    75,956   $  84,699   $  30,220
     Net realized loss on investments from Portfolio                   (311,169)    (146,463)   (602,482)   (306,714)
     Change in unrealized appreciation/depreciation of
      investments from Portfolio                                       (521,194)    (966,545)   (555,237)   (915,109)
---------------------------------------------------------------------------------------------------------------------------
        Decrease in net assets from operations                         (775,644)  (1,037,052) (1,073,020) (1,191,603)
---------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                   --     (201,456)         --     (76,970)
     Net realized gain on investment transactions                       (50,107)      (8,736)   (133,880)    (87,783)
---------------------------------------------------------------------------------------------------------------------------
        Total distributions to shareholders                             (50,107)    (210,192)   (133,880)   (164,753)
---------------------------------------------------------------------------------------------------------------------------
   Decrease in net assets from capital share transactions            (1,608,715)  (2,591,368)   (448,653) (1,637,907)
---------------------------------------------------------------------------------------------------------------------------
        Total Decrease in net assets                                 (2,434,466)  (3,838,612) (1,655,553) (2,994,263)
   NET ASSETS:
     Beginning of period                                              7,856,483   11,695,095  10,267,255  13,261,518
---------------------------------------------------------------------------------------------------------------------------
     End of period                                                  $ 5,422,017  $ 7,856,483 $ 8,611,702 $10,267,255
---------------------------------------------------------------------------------------------------------------------------
     Undistributed net investment income                            $    41,142  $       --  $    16,795 $   592,332
===========================================================================================================================


                       See notes to financial statements.

JPMorgan FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
J.P. Morgan Funds and J.P. Morgan Institutional Funds (the "Trusts") were organized as Massachusetts business trusts and are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as open-end, management investment companies. J.P. Morgan Funds and J.P. Morgan Institutional Funds were organized on November 4, 1992. The following Funds (collectively, the "Funds") are among the separate series of the Trusts:

J.P. MORGAN INSTITUTIONAL FUNDS
J.P. Morgan Institutional International Opportunities Fund ("IIOF") J.P. Morgan Institutional European Equity Fund ("IEEF")

J.P. MORGAN FUNDS
J.P. Morgan International Opportunities Fund ("IOF")
J.P. Morgan European Equity Fund ("EEF")

THE FOLLOWING IS A SUMMARY OF THE SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

The Funds utilize the Master Feeder Fund Structure and seek to achieve their investment objectives by investing all of their investable assets in either The International Opportunities Portfolio ("IOP") or The European Equity Portfolio ("EEP") (collectively the "Portfolios"), respectively, diversified open-end management investment companies having the same investment objective as the respective Funds. The values of such investments included in the Statements of Assets and Liabilities reflects the Funds' proportionate interest in the net assets of the Portfolios, and at May 31, 2001 were approximately:

   FUND                      % OF THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
   IIOF                                            85.6%
   IOF                                             14.4%
   FUND                            % OF THE EUROPEAN EQUITY PORTFOLIO
   IEEF                                            39.4%
   EEF                                             60.6%

The performance of the Funds are directly affected by the performance of the Portfolios. The financial statements of the Portfolios, including the Portfolios of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

   A. SECURITY VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolios' Notes to Financial Statements that are included elsewhere in this report.

   B. INVESTMENT INCOME -- The Funds earn income, net of expenses, daily on its investment in the Portfolios. All net investment income, realized and unrealized gains and losses of the Portfolios are allocated pro-rata among the Funds and other investors in the Portfolios at the time of such determination.

   C. EXPENSES -- Expenses incurred by the Trusts with respect to any two or more Funds in the Trust are allocated in proportion to the net assets of each Fund in each Trust, except where allocations of direct expenses to each Fund can otherwise be made fairly.

   D. ORGANIZATION EXPENSES -- The following Funds incurred organization expenses that have been deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Funds.

                                                  ORGANIZATION EXPENSES
   IIOF                                                   $12,000
   IOF                                                     12,000
   IEEF                                                    11,800

   E. INCOME TAX STATUS -- It is each Fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

   F. DISTRIBUTIONS TO SHAREHOLDERS-- Distributions to a shareholder are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are paid annually.

2.  TRANSACTIONS WITH AFFILIATES

   A. ADMINISTRATIVE SERVICES -- The Trusts have an Administrative Services Agreement (the "Services Agreements") with Morgan Guaranty Trust Company of New York ("Morgan") under which Morgan is responsible for certain aspects of the administration and operation of the Funds. Under the Services Agreement, the Trusts have agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Trusts and certain other registered investment companies for which J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan Chase & Co., acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc ("FDI"). The portion of this charge payable by the Funds is determined by the proportionate share that their net assets bear to the net assets of the Trusts and certain other investment companies for which Morgan provides similar services.

   The Trustees have approved an increase in the Funds' administration fee. Effective August 11, 2001, the administration fee payable to Morgan will be increased to each fund's proportinate share of 0.15% of average daily net assets for complex wide non-money market fund assets up to $25 billion and 0.075% on assets in excess of $25 billion. Morgan, however, has contractually agreed to waive fees payable to it and to reimburse expenses so that the Funds' actual total operating expenses will remain the same for a period of three years.

   Morgan has agreed to reimburse the following Funds to the extent that total operating expenses (excluding interest, taxes and extraordinary expenses) of the Funds, including expenses allocated to the Funds from the Portfolios, exceed the listed percentages of the Funds' average daily net assets:

   FUND                               % OF AVERAGE DAILY NET ASSETS
   IIOF                                             0.92%
   IOF                                              1.20%
   IEEF                                             1.00%
   EEF                                              1.50%

   These reimbursement arrangements can be changed or terminated at any time after the expiration date at the option of Morgan.

   B. ADMINISTRATION -- Prior to May 1, 2001, the Trusts retained FDI, a registered broker-dealer, to serve as the Co-Administrator for the Fund. Under a Co-Administration Agreement between FDI and the Trusts, FDI provided administrative services necessary for the operations of the Funds, furnished office space and facilities required for conducting the business of the Funds and paid the compensation of the Funds' officers affiliated with FDI. The Funds agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Funds was determined by the proportionate share that its net assets bear to the net assets of the Trusts and certain other investment companies for which FDI provides similar services.

   Effective May 1, 2001, BISYS Fund Services, L.P. ("BISYS") has been named as the Funds' Sub-Administrator. FDI will no longer serve as the Funds' Co-Administrator. For its services as Sub-Administrator, BISYS will receive a portion of the fees payable to Morgan as Administrator. On
   April 11, 2001, The BISYS Group, Inc., completed its acquisition of Boston Institutional Group, the parent company of FDI.

   C. DISTRIBUTION PLAN -- Pursuant to Distribution Agreements, J.P. Morgan Fund Distributors, Inc., a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. Prior to April 10, 2001, FDI acted as the Trusts' Distributor.

   D. SHAREHOLDER SERVICING -- The Trusts have a Shareholder Servicing Agreement with Morgan under which Morgan provides account administration and personal account maintenance service to Fund shareholders. The agreement provides for the Funds to pay Morgan a fee for these services that is computed daily and paid monthly at the listed annual rates of the average daily net assets of the Funds.

   FUNDS                              % OF AVERAGE DAILY NET ASSETS
   IIOF                                             0.10%
   IOF                                              0.25%
   EEF                                              0.25%

   Morgan, Charles Schwab & Co. ("Schwab") and the Trusts are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes Fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Funds are not responsible for payments to Schwab under the Schwab Agreements; however, in the event the servicing agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the Trusts and Morgan are terminated, the Funds would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   E. FUND SERVICES -- The Trusts have a Fund Services Agreement with Pierpont Group, Inc. ("PGI") which assists the Trustees in exercising their overall supervisory responsibilities for the Trusts' affairs. The Trustees of the Trusts represent all the existing shareholders of PGI. In connection with the Reorganization Plans discussed in Note 6, it is anticipated that the Trusts will terminate their agreement with PGI.

   F. TRUSTEES -- Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trusts, the Series Trust, and other registered investment companies in which they invest. The trustees' fees and expenses shown in the financial statements represent the Fund's allocated portion of the total Trustees' fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations were as follows:

   FUND                           ALLOCATED TRUSTEES' FEES AND EXPENSES
   IIOF                                          $500
   IOF                                            100
   IEEF                                            -+
   EEF                                             -+

   + Amounts round to less than one hundred.

3.  BANK LOANS
The Funds may borrow money for temporary or emergency purposes, such as funding shareholder redemptions. Effective May 23, 2001, the Funds, along with certain other Funds managed by JPMIM, entered into a $150,000,000 bank line of credit agreement with DeutscheBank. Borrowings under the agreement will bear interest at approximate market rates. A commitment fee is charged at an annual rate of 0.085% on the unused portion of the committed amount. The Funds had no borrowings outstanding at May 31, 2001, nor at any time during the six months then ended.

4.  CONCENTRATIONS OF RISK
The Funds may have elements of risk not typically associated with investments in the United States due to concentrated investments in a limited number of countries or regions which may vary throughout the year. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

5.  CORPORATE EVENT
The Merger of J.P. Morgan & Co. Incorporated, the former parent company of the Funds' Advisor, JPMIM, with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. is the new parent company of JPMIM, which will continue to serve as the Funds' Advisor.

6. SUBSEQUENT EVENT
On March 27, 2001, the Board of Trustees of the Trusts approved agreements and plans of Reorganization (the "Reorganization Plans") pursuant to which (i) JPMorgan Fleming European Fund ("EF") (formerly, Chase Vista European Fund) will acquire all of the assets and assume all of the liabilities of IEEF and EEF in exchange for Select Shares and Institutional Shares, respectively, of equal value to EF and (ii) IIOF will acquire all of the assets and assume all of the liablilities of IOF in exchange for Select Shares of equal value to IIOF. Concurrent with the reorganizations, IIOF will cease to operate under a "master/feeder" structure and will instead invest directly in portfolio securities. The Reorganization Plans can be consummated only if, among other things, it is approved be the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of the acquired Funds. At a special meeting of shareholders (the "Meeting") held on July 3, 2001, the shareholders of IIOF and IOF approved the Plan(s) of Reorganization. A special meeting of shareholders of IEEF and EEF originally scheduled for July 3, 2001 to vote on the Plan(s) of Reorganization, was adjourned until July 25, 2001.

Only shareholders of record as of the close of business on April 6, 2001 are entitled to notice of, and to vote at, the Meeting or any adjournment(s) thereafter. The Reorganizations are expected to become effective on or about September 7, 2001, or such other date agreed to by the parties to the Reorganization Plans.

IIOF has also entered into an agreement and plan of reorganization with the JPMorgan Fleming International Equity Fund (formerly, Chase Vista International Equity Fund), a series of Mutual Fund Group ("MFG") (the "Concurrent Reorganization"). The concurrent Reorganization meeting originally scheduled for July 3, 2001, was adjourned until July 25, 2001. If the Concurrent reorganization is approved by the shareholders of the JPMorgan Fleming International Equity Fund and certain other conditions are met, then this fund will also be reorganized into IIOF.

In connection with the reorganizations, it is anticipated that the Trusts will terminate their agreements with PGI.

FINANCIAL HIGHLIGHTS (unaudited)

                                                                            INSTITUTIONAL INTERNATIONAL OPPORTUNITIES FUND
                                                                          -------------------------------------------------------
                                                                          12/1/00         YEAR ENDED NOVEMBER 30,        1/26/97*
                                                                          THROUGH         -----------------------         THROUGH
                                                                          5/31/01       2000        1999       1998      11/30/97
                                                                          -------       ----        ----       ----      --------
Per share operating performance:
Net asset value, beginning of period                                    $   11.39    $   12.92   $  10.11   $   9.94     $  10.00
                                                                        ---------    --------    --------   --------     --------
Income from investment operations:
  Net investment income                                                      0.06        0.08        0.25       0.22         0.07
  Net gains or losses in securities (both realized and unrealized)          (0.66)      (1.42)       2.88       0.05        (0.13)
                                                                        ---------    --------    --------   --------     --------
   Total from investment operations                                         (0.60)      (1.34)       3.13       0.27        (0.06)
                                                                        ---------    --------    --------   --------     --------
Distributions to shareholders from:
  Dividends from net investment income                                       0.11        0.19        0.32       0.10           --
  Distributions from capital gains                                           0.23         --          --         --            --
                                                                        ---------    --------    --------   --------     --------
   Total dividends and distributions                                         0.34        0.19        0.32       0.10           --
                                                                        ---------    --------    --------   --------     --------
Net asset value, end of period                                           $  10.45    $  11.39    $  12.92   $  10.11     $   9.94
                                                                        =========    ========    ========   ========     ========
Total return                                                                (6.30%)    (10.55%)     31.87%      2.69%       (0.60%)^
Ratios/supplemental data:
  Net assets, end of period (000 omitted)                                $264,259    $461,016    $370,268   $323,918     $211,229
Ratios to average net assets:#
  Expenses                                                                   0.92%       0.91%       0.94%      0.99%        0.99%
  Net investment income                                                      1.72%       0.84%       0.76%      1.13%        1.35%
  Expenses without waivers, reimbursements and earnings credits              0.92%       0.91%       0.95%      1.02%        1.17%
  Net investment income without waivers, reimbursements
    and earnings credits                                                     1.72%       0.84%       0.75%      1.10%        1.17%
----------------------------------------------------------------------------------------------------------------------------------

  # Short periods have been annualized.
  * Commencement of operations.
  ^ Not annualized

See notes to financial statements.

                                                                                INTERNATIONAL OPPORTUNITIES FUND
                                                                        ----------------------------------------------------
                                                                        12/1/00        YEAR ENDED NOVEMBER 30,      1/26/97*
                                                                        THROUGH        -----------------------       THROUGH
                                                                        5/31/01       2000     1999        1998     11/30/97
                                                                        -------       ----     ----        ----     --------
Per share operating performance:
Net asset value, beginning of period                                     $ 11.35    $ 12.88  $  10.04    $  9.92  $  10.00
                                                                         -------    -------  --------    -------   --------
Income from investment operations:
  Net investment income                                                     0.22       0.13      0.21       0.23      0.06
  Net gains or losses in securities (both realized and unrealized)         (0.70)     (1.51)     2.93      (0.01)    (0.14)
                                                                         -------    -------  --------    -------   --------
   Total from investment operations                                        (0.48)     (1.38)     3.14       0.22     (0.08)
                                                                         -------    -------  --------    -------   --------
Distributions to shareholders from:
  Dividends from Net Investment Income                                      0.19       0.15      0.30       0.10        --
  Distributions from capital gains                                          0.44         --        --         --
                                                                         -------    -------  --------    -------   --------
   Total dividends and distributions                                        0.63       0.15      0.30       0.10        --
                                                                         -------    -------  --------    -------   --------
Net asset value, end of period                                           $ 10.24    $ 11.35  $  12.88    $ 10.04   $  9.92
                                                                         =======    =======  ========    =======   ========

Total return                                                               (6.60%)   (10.87%)    32.13%     2.30%    (0.80%)^
Ratios/supplemental data:
  Net assets, end of period (000 omitted)                                $45,055    $79,408    $67,543   $55,050   $62,939
Ratios to average net assets:#
  Expenses                                                                  1.20%      1.21%      1.18%     1.20%     1.20%
  Net investment income                                                     0.50%      0.55%      0.47%     0.96%     1.08%
  Expenses without waivers, reimbursements and earnings credits             1.20%      1.21%      1.24%     1.24%     1.51%
  Net investment income without waivers, reimbursements and
    earnings credits                                                        0.50%      0.55%      0.41%     0.92%     0.77%
---------------------------------------------------------------------------------------------------------------------------


  # Short periods have been annualized.
  * Commencement of operations.
  ^ Not annualized

See notes to financial statements.
                                      24


                                                                  INSTITUTIONAL EUROPEAN EQUITY FUND
                                                  -------------------------------------------------------------------
                                                  12/1/00   YEAR ENDED NOVEMBER 30,   1/1/98    FOR THE      2/29/96*
                                                  THROUGH   -----------------------   THROUGH  YEAR ENDED     THROUGH
                                                  5/31/01      2000        1999      11/30/98   12/31/97     12/31/96
                                                  -------      ----        ----      --------   --------     --------

Per share operating performance:
Net asset value, beginning of period                $13.72      $15.92     $  14.73   $  12.56    $  11.56      $10.00
                                                    ------      ------      -------    -------     -------      ------
Income from investment operations:
  Net investment income                               0.12        0.04         0.25       0.20        0.21        0.12
  Net gains or losses in securities
   (both realized and unrealized)                    (1.65)      (1.96)        1.55       1.97        2.34        1.59
                                                    ------      ------      -------    -------     -------      ------
   Total from investment operations                  (1.53)      (1.92)        1.80       2.17        2.55        1.71
                                                    ------      ------      -------    -------     -------      ------
Distributions to shareholders from:
  Dividends from net investment income                  --        0.22         0.23         --        0.17        0.10
  Distributions from capital gains                    0.09          --         0.14         --        1.38        0.05
  In excess of net realized gain                        --        0.06         0.24         --          --          --
                                                    ------      ------      -------    -------     -------      ------
   Total dividends and distributions                  0.09        0.28         0.61         --        1.55        0.15
                                                    ------      ------      -------    -------     -------      ------
Net asset value, end of period                      $12.10      $13.72      $ 15.92    $ 14.73     $ 12.56      $11.56
                                                    ======      ======      =======    =======     =======      ======
Total return                                        (11.39%)    (12.20%)      12.72%     17.28%^     22.27%      17.10%^
Ratios/supplemental data:
  Net assets, end of period (000 omitted)           $5,422      $7,856      $11,695    $12,439     $10,174      $6,532
Ratios to average net assets:#
  Expenses                                            1.00%       1.00%        0.99%      1.00%       1.00%       1.00%
  Net Investment Income                               1.64%       0.70%        1.10%      1.32%       1.57%       1.68%
  Expenses without waivers, reimbursements
   and earnings credits                               2.50%       2.04%        2.17%      1.77%       2.08%       2.50%(a)
  Net investment income without waivers,
   reimbursements and earnings credits                0.14%      (0.34%)      (0.08%)     0.55%       0.49%       0.18%
---------------------------------------------------------------------------------------------------------------------------

  #  Short periods have been annualized.
  *  Commencement of operations.
  ^  Not annualized
 (a) After consideration of certain state limitations.

See notes to financial statements.

                                                                         EUROPEAN EQUITY FUND
                                                  -------------------------------------------------------------------
                                                  12/1/00   YEAR ENDED NOVEMBER 30,   1/1/98    FOR THE      2/29/96*
                                                  THROUGH   -----------------------   THROUGH  YEAR ENDED     THROUGH
                                                  5/31/01      2000        1999      11/30/98   12/31/97     12/31/96
                                                  -------      ----        ----      --------   --------     --------
Per share operating performance:
Net asset value, beginning of period                $14.68    $  17.06     $  15.42   $  13.35     $11.61       $10.00
                                                    ------      ------      -------    -------     -------      ------
Income from investment operations:
  Net investment income                               0.15       (0.09)        0.17       0.12       0.10         0.01
  Net gains or losses in securities
   (both realized and unrealized)                    (1.88)      (2.08)        1.74       1.95       2.45         1.60
                                                    ------      ------      -------    -------     -------      ------
   Total from investment operations                  (1.73)      (2.17)        1.91       2.07       2.55         1.61
                                                    ------      ------      -------    -------     -------      ------
Distributions to shareholders from:
  Dividends from net investment income                  --        0.10         0.20         --       0.07           --
  Distributions from capital gains                    0.13          --         0.01         --       0.74           --
  In excess of net realized gain                        --        0.11         0.06         --         --           --
                                                    ------      ------      -------    -------     -------      ------
   Total dividends and distributions                  0.13        0.21         0.27         --       0.81           --
                                                    ------      ------      -------    -------     -------      ------
Net asset value, end of period                      $12.82    $  14.68     $  17.06   $  15.42     $13.35       $11.61
                                                    ======      ======      =======    =======     =======      ======
Total Return                                        (11.71%)    (12.75%)      12.61%     15.51%^    22.10%       16.10%^
Ratios/supplemental data:
  Net assets, end of period (000 omitted)           $8,612     $10,267      $13,262    $14,902     $4,832       $2,072
Ratios to average net assets:#
  Expenses                                            1.50%       1.50%        1.48%      1.42%      1.42%        1.42%
  Net investment income                               1.36%       0.22%        0.57%      0.91%      0.91%        0.29%
  Expenses without waivers, reimbursements
   and earnings credits                               2.62%       2.13%        2.38%      2.03%      3.78%        2.50%(a)
  Net investment income without waivers,
    reimbursements and earnings credits               0.24%      (0.41%)      (0.33%)     0.30%     (1.45%)      (0.79%)
---------------------------------------------------------------------------------------------------------------------------

  # Short periods have been annualized.
  * Commencement of operations.
  ^ Not annualized
(a) After consideration of certain state limitations.

See notes to financial statements.


AS OF MAY 31, 2001 (UNAUDITED)
   SHARES     ISSUER                                           VALUE
--------------------------------------------------------------------
  LONG-TERM INVESTMENTS--97.7%
             COMMON STOCK-- 95.8%
--------------------------------------------------------------------
             AUSTRALIA -- 4.6%
  202,935    AMP LTD                                    $  2,086,132
  321,890    Commonwealth Bank of Australia                5,090,717
  990,050    Santos LTD                                    3,327,267
1,368,420    Southern Pacific Petroleum *                    610,406
  600,550    WMC LTD                                       2,724,515
                                                        ------------
                                                          13,839,037
             BELGIUM -- 1.3%
  157,217    Interbrew SA                                  3,891,114

             BRAZIL -- 1.2%
   93,327    Companhia Brasileira de Distribuicao Grupo Pao
               de Acucar, ADR                              2,435,835
   70,600    Tele Norte Leste Participacoes SA, ADR        1,119,010
                                                        ------------
                                                           3,554,845
             FINLAND -- 1.0%
  264,044    Stora Enso OYJ, Class R                       3,028,843

             FRANCE -- 7.8%
   99,700    Air France                                    1,832,087
   57,939    Alcatel Optronics                             1,092,679
   60,752    BNP Paribas SA                                5,278,080
      711    Cie Generale D'Optique Essilor
              International SA                               192,244
    6,840    Compagnie de Saint-Gobain                     1,019,797
   20,344    Lafarge SA                                    1,900,245
   41,120    Societe Generale, Class A                     2,448,449
    7,730    Total Fina Elf SA *                                  66
   67,776    Total Fina Elf SA, Class B                    9,875,143
                                                        ------------
                                                          23,638,790
             GERMANY -- 4.8%
  125,530    Commerzbank AG                                3,133,462
   52,460    Dresdner Bank AG                              2,316,635
   28,848    Merck KGaA                                      956,058
    4,670    Muenchener Rueckversicherungs AG              1,279,718
  133,766    Novo-Nordisk A/S, Class B                     5,383,060
   29,550    Schering AG                                   1,520,330
                                                        ------------
                                                          14,589,263
             HONG KONG -- 3.3%
2,029,000    Cnooc LTD *                                   2,016,045
1,826,100    Hong Kong Electric Holdings                   6,344,689
    1,000    I-Cable Communications LTD *                        619
  145,000    Sun Hung Kai Properties LTD                   1,352,439
1,282,000    SUNeVision Holdings LTD *                       309,003
                                                        ------------
                                                          10,022,795
             INDIA -- 1.3%
  220,581    Reliance Industries LTD, GDR, #               3,904,284

             ISRAEL -- 0.4%
   22,770    Check Point Software Technologies LTD *       1,226,392

             ITALY -- 0.7%
  491,770    Unicredito Italiano SPA                       2,171,658


                           See notes to financial statements.


AS OF MAY 31, 2001 (UNAUDITED)
   SHARES     ISSUER                                           VALUE
--------------------------------------------------------------------
     LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------
             JAPAN -- 16.9%
  322,000    Fujitsu LTD                                $  4,181,502
  420,000    Hitachi LTD                                   4,326,544
  278,000    Matsushita Electric Industrial Co., LTD       5,100,488
  568,000    Minebea Co., LTD                              4,163,676
1,235,000    Mitsubishi Chemical Corp.                     3,669,037
  563,000    Mitsubishi Corp.                              4,472,917
  184,000    NEC Corp.                                     3,015,048
   53,600    Promise Co., LTD                              4,258,408
  200,000    Ricoh Co., LTD                                3,955,563
   40,000    Shionogi & Co., LTD                             890,422
   54,000    Takeda Chemical Industries LTD                2,749,537
  273,000    Tostem Corp.                                  4,756,017
   98,000    Welfide Corp.                                   969,113
      608    West Japan Railway Co.                        3,075,307
  187,000    Yamaha Motor Co., LTD                         1,501,414
                                                        ------------
                                                          51,084,993
             NETHERLANDS -- 5.2%
   75,102    Aegon NV                                      1,996,906
   55,938    Akzo Nobel NV                                 2,418,069
  160,102    Heineken Holding NV, Class A                  4,919,229
  145,589    TNT Post Group NV                             3,241,756
   80,301    VNU NV                                        3,151,328
                                                        ------------
                                                          15,727,288
             PHILLIPINES -- 0.5%
1,418,186    ABS-CBN Broadcasting Corp., PDR               1,067,150
1,011,390    First Phillipine Holdings Corp.                 475,654
                                                        ------------
                                                           1,542,804
             RUSSIA -- 1.6%
   93,571    OAO Lukoil Holding, ADR                       4,884,405

             SINGAPORE -- 1.4%
  381,000    Singapore Press Holdings                      4,107,419

             SOUTH KOREA -- 3.8%
  494,520    Hyundai Motor Co., LTD                        5,501,535
  280,934    LG Chem LTD *                                 4,101,066
   73,284    LG Household & Health Care LTD *              1,807,786
                                                        ------------
                                                          11,410,387
             SPAIN -- 6.9%
   51,991    Acerinox SA                                   1,630,503
  354,610    Banco Bilbao Vizcaya Argentaria SA            4,839,142
  308,918    Endesa SA                                     5,043,025
  215,742    Repsol YPF SA                                 3,851,099
  376,482    Telefonica SA *                               5,542,882
                                                        ------------
                                                          20,906,651
             SWEDEN -- 3.4%
  134,244    Skandia Forsakrings AB                        1,421,455
  308,368    Skandinaviska Enskilda Banken AB, Class A     2,849,876
  937,230    Telefonaktiebolaget LM Ericson AB, Class B    5,963,075
                                                        ------------
                                                          10,234,406
             SWITZERLAND -- 7.0%
    1,959    Compagnie Financiere Richemont AG, Class A    4,810,142
    8,668    Credit Suisse Group                           1,570,290


                     See notes to financial statements.


AS OF MAY 31, 2001 (UNAUDITED)
   SHARES     ISSUER                                           VALUE
--------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------
             SWITZERLAND -- CONTINUED
    2,387    Nestle SA                                  $  4,941,650
      791    Swiss Re                                      1,534,381
   26,630    UBS AG                                        3,978,172
   13,007    Zurich Financial Services AG                  4,364,668
                                                        ------------
                                                          21,199,303
             TAIWAN -- 0.5%
  214,829    Compal Electronics, Inc., #, *                1,372,757

             UNITED KINGDOM -- 20.9%
   49,109    Barclays PLC                                  1,475,363
  287,820    BBA Group PLC                                 1,186,644
  726,115    British Airways PLC                           3,780,130
  422,880    British American Tobacco PLC                  3,243,682
  517,814    Cable & Wireless PLC                          3,383,444
3,200,000    Corus Group PLC *                             3,272,727
  235,208    GlaxoSmithkline PLC                           6,388,035
1,462,590    Invensys PLC                                  2,950,111
  613,683    P & O Princess Cruises PLC                    3,138,152
  315,493    Reckitt Benckiser PLC                         4,181,179
  455,822    Reuters Group PLC                             6,377,623
  710,110    Royal & Sun Alliance Insurance Group PLC      4,675,227
  621,025    Scottish Power PLC                            4,507,724
1,305,986    Tesco PLC                                     4,619,183
4,020,288    Vodafone Group PLC                           10,350,528
                                                        ------------
                                                          63,529,752
             UNITED STATES -- 0.3%
   53,270    JDS Uniphase Corp. *                            996,142

             VENEZUELA -- 1.0%
  120,050    Compania Anonima Nacional Telefonos de
               Venezuela, ADR                              3,001,250
               -----------------------------------------------------
                  Total Common Stock                     289,864,578
                  (Cost $285,614,996)
               -----------------------------------------------------
             PREFERRED STOCK-- 1.9%

             AUSTRALIA -- 1.9%
  737,670    News Corporation LTD                          5,663,771
             (Cost $3,706,051)
---------------------------------------------------------------------
             Total Long-Term Investments                 295,528,349
             (Cost $289,321,047)
---------------------------------------------------------------------

                         See notes to financial statements.

AS OF MAY 31, 2001 (UNAUDITED)

  PRINCIPAL
   AMOUNT
    (USD)     ISSUER                                        VALUE
---------------------------------------------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS-- 2.3%
             TIME DEPOSITS-- 1.7%
---------------------------------------------------------------------------------------------------------------------------
             United Kingdom-- 1.7%
$5,000,000   Bank of New York, 3.95%, 06/04/01        $    5,000,000
             (Cost $5,000,000)
             U.S. Treasury Security-- 0.6%

             United States-- 0.6%
1,950,000    U.S. Treasury Bill, DN, @, 3.62%, 08/02/01    1,938,476
             (Cost $1,937,852)
---------------------------------------------------------------------------------------------------------------------------
             Total Short-Term Investments                  6,938,476
             (Cost $6,937,852)
---------------------------------------------------------------------------------------------------------------------------
             Total Investments-- 100.0%                 $302,466,825
             (Cost $296,258,899)
---------------------------------------------------------------------------------------------------------------------------

                                                    NOTIONAL
  NUMBER                                 ORIGINAL   VALUE AT   UNREALIZED
    OF                       EXPIRATION  NOTIONAL   05/31/01  DEPRECIATION
 CONTRACTS    DESCRIPTION       DATE    VALUE (USD)   (USD)     (USD)
---------------------------------------------------------------------------------------------------------------------------
LONG FUTURES OUTSTANDING
  138      DJ Euro Stoxx
           50 Index         June, 2001  $5,275,566 $5,166,519   $(109,047)
    34     Topix Index      June, 2001   3,861,446  3,754,250    (107,196)
    42     FT-SE 100 Index  June, 2001   3,524,440  3,452,173     (72,267)

INDEX:
@ -- All or a portion of this security is segregated for futures contracts.
* -- Non-Income producing security.
# -- Security may only be sold to qualified institutional buyers.
ADR -- American Depositary Receipt.
DN  -- Discount Note. The rate shown is the effective yield at the date of purchase.
GDR -- Global Depositary Receipt.

                        See notes to financial statements.

AS OF MAY 31, 2001 (UNAUDITED)
SUMMARY OF INVESTMENTS BY INDUSTRY, MAY 31, 2001

INDUSTRY                                         % OF INVESTMENT SECURITIES
---------------------------------------------------------------------------------------------------------------------------
Banking                                                     11.9%
Electronics/Electrical Equipment                             9.0%
Oil & Gas                                                    8.3%
Telecommunications                                           7.9%
Multi-Media                                                  6.9%
Pharmaceuticals                                              6.4%
Food/Beverage Products                                       6.2%
Insurance                                                    5.0%
Chemicals                                                    4.8%
Utilities                                                    3.8%
Consumer Products                                            3.1%
ConstructionMaterials                                        2.6%
Manufacturing                                                2.5%
Retailing                                                    2.5%
Automotive                                                   2.4%
Financial Services                                           2.4%
Telecommunications Equipment                                 2.4%
Transportation                                               2.1%
Other (below 2%)                                             9.8%
---------------------------------------------------------------------------------------------------------------------------
Total                                                      100.0%
---------------------------------------------------------------------------------------------------------------------------

THE EUROPEAN EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS

AS OF MAY 31, 2001 (UNAUDITED)


   SHARES     ISSUER                                            VALUE
--------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- 91.1%
--------------------------------------------------------------------------
             COMMON STOCK -- 89.4%
             -------------------
             BELGIUM -- 1.2%
    4,975    Fortis, Class B                              $  118,071
    3,162    Interbrew SA                                     78,259
                                                          ------------
                                                             196,330
             FINLAND -- 2.3%
   11,899    Nokia OYJ                                       344,726
    2,604    Stora Enso OYJ, Class R                          29,870
                                                          ------------
                                                             374,596
             FRANCE -- 13.5%
    1,389    Aventis SA                                      103,133
      791    BNP Paribas SA                                   68,721
      640    Groupe Danone                                    83,540
      352    L'Air Liquide SA                                 49,050
      829    Lafarge SA                                       77,433
    1,117    Lagardere SCA                                    58,510
    1,625    Pechiney SA, Class A                             88,013
      456    Pernod-Ricard SA                                 31,307
      665    PSA Peugeot Citroen SA                          184,259
    2,834    Sanofi-Synthelabo SA                            174,152
    3,905    Societe Generale, Class A                       232,519
    4,551    Total Fina Elf SA, Class B                      663,092
    1,905    Usinor SA                                        24,366
    4,406    Vivendi Environnement                           187,847
    3,603    Vivendi Universal                               229,960
                                                          -------------
                                                           2,255,902
             GERMANY -- 10.6%
      748    Allianz AG                                      209,349
    3,327    BASF AG                                         133,949
    2,400    Bayerische Motoren Werke AG                      81,573
    1,869    Deutsche Bank AG                                143,700
    5,893    Deutsche Telekom AG                             122,875
    3,100    Douglas Holdings AG                              94,330
    4,398    Dresdner Bank AG                                194,216
    2,930    E.ON AG                                         146,127
      795    Muenchener Rueckversicherungs AG                217,854
    3,366    Schering AG                                     173,179
    3,490    Siemens AG                                      250,612
                                                          ------------
                                                           1,767,764
             IRELAND -- 0.5%
    1,665    CRH PLC                                          28,903
    4,487    Irish Life & Permanent PLC                       50,354
                                                          ------------
                                                              79,257
             ITALY -- 5.0%
    4,100    Assicurazioni Generali SPA                      116,418
   24,100    Enel SPA                                         76,398
   25,809    ENI-Ente Nazionale Idrocarburi SPA              166,256
    2,665    Mediolanum SPA                                   28,710
   51,654    Telecom Italia SPA                              271,886
   37,140    Unicredito Italiano SPA                         164,010
                                                          ------------
                                                             823,678

                        See notes to financial statements.

                                       32

             NETHERLANDS -- 9.3%
    1,629    Aegon NV                                      $  43,314
    2,308    DSM NV                                           85,215
    9,114    Getronics NV                                     43,646
    3,562    Heineken Holding NV, Class A                    109,444
    4,733    ING Groep NV                                    308,901
    5,404    Koninklijke Philips Electronics NV *            148,131
    4,999    Royal Dutch Petroleum Co.                       303,677
   19,561    Royal KPN NV                                    182,877
    6,623    TNT Post Group NV                               147,471
      470    Unilever NV                                      26,073
    3,572    VNU NV                                          140,179
                                                          ------------
                                                           1,538,928
             NORWAY -- 0.3%
    9,997    Telenor ASA                                      43,546

             PORTUGAL -- 0.4%
    6,504    Brisa-Auto Estradas de Portugal SA               59,042

             SPAIN -- 4.8%
   21,646    Banco Bilbao Vizcaya Argentaria SA              295,390
      858    Banco Popular Espanol                            28,217
    2,946    Iberdrola SA                                     38,205
    3,315    Inditex *                                        50,835
    2,153    NH Hoteles SA                                    25,822
   17,769    Telefonica SA *                                 261,610
    5,546    Union Electrica Fenosa SA                        99,187
                                                          ------------
                                                             799,266
             SWEDEN -- 2.4%
    3,934    ForeningsSparbanken AB                           44,944
   18,780    Skandinaviska Enskilda Banken AB, Class A       173,561
   27,269    Telefonaktiebolaget LM Ericson AB, Class B      173,498
                                                          ------------
                                                             392,003
             SWITZERLAND -- 8.6%
    1,616    Carrier1 International SA *                       7,027
       68    Compagnie Financiere Richemont AG, Class A      166,967
      165    Nestle SA                                       341,589
   11,400    Novartis AG                                     433,696
      415    SGS Societe Generale de Surveillance Holdings    89,408
    2,639    UBS AG                                          394,233
                                                          ------------
                                                           1,432,920
             UNITED KINGDOM -- 30.5%
   22,210    ARM Holdings PLC *                              106,633
    2,020    AstraZeneca PLC                                  95,405
   10,121    BAA PLC                                          87,265
   34,873    BAE Systems PLC                                 173,374
    5,421    Barclays PLC                                    162,861
   33,271    BG Group PLC                                    129,020
   49,239    BP Amoco PLC                                    435,038
   18,119    British Telecommunications PLC                  111,957
   20,166    Cadbury Schweppes PLC                           130,406
    2,662    Colt Telecom Group PLC *                         27,792
   59,184    Corus Group PLC *                                60,529
   18,963    Gallaher Group PLC                              125,522

                        See notes to financial statements.

                                       33

   27,800    GlaxoSmithkline PLC                         $   755,022
   29,632    HSBC Holdings PLC                               369,558
   13,026    International Power PLC                          57,636
   10,861    Land Securities PLC                             133,448
   20,867    Lattice Group PLC                                40,015
   99,153    Legal & General Group PLC                       216,545
   10,700    Next PLC                                        148,645
   19,974    P & O Princess Cruises PLC                      102,140
    3,111    Pearson PLC                                      57,801
    4,740    Railtrack Group PLC                              28,649
    7,023    Reckitt Benckiser PLC                            93,075
    3,883    Reed International PLC                           33,700
    4,632    Royal & Sun Alliance Insurance Group PLC         30,496
   12,182    Royal Bank of Scotland Group PLC                280,324
   12,288    Scottish Power PLC                               89,193
   11,906    Shell Transport & Trading Co., PLC              103,247
   65,893    Tesco PLC                                       233,059
    3,520    Unilever PLC                                     26,825
  220,589    Vodafone Group PLC                              567,923
    6,684    WPP Group PLC                                    72,821
                                                          ------------
                                                           5,085,924
           -----------------------------------------------------------
             TOTAL COMMON STOCK                           14,849,156
             (Cost $13,476,867)
           -----------------------------------------------------------
             PREFERRED STOCK -- 1.7%
             -----------------------
             GERMANY-- 1.7%
      875    Fresenius Medical Care AG                        42,200
    1,632    SAP AG                                          232,240
           -----------------------------------------------------------
             TOTAL PREFERRED STOCK                           274,440
             (Cost $265,440)
----------------------------------------------------------------------
             TOTAL LONG-TERM INVESTMENTS                  15,123,596
             (Cost $13,742,307)
----------------------------------------------------------------------
  PRINCIPAL
   AMOUNT
   (USD)
----------------------------------------------------------------------
     SHORT-TERM INVESTMENTS -- 8.9%
----------------------------------------------------------------------
             TIME DEPOSITS -- 6.0%
             ---------------------
             UNITED KINGDOM -- 3.0%
 $500,000    Deutsche Bank AG, 4.13%, 06/01/01               500,000

             UNITED STATES -- 3.0%
  500,000    Bank of New York, 4.00%, 06/01/01               500,000
             ---------------------------------------------------------
             TOTAL TIME DEPOSITS                           1,000,000
             (Cost $1,000,000)
             ---------------------------------------------------------
             U.S. TREASURY SECURITY -- 2.9%
             ------------------------------
             UNITED STATES -- 2.9%
  480,000    U.S. Treasury Bill, DN, @, 4.44%, 08/02/01
             (Cost $476,333)                                 477,163
----------------------------------------------------------------------
             TOTAL SHORT-TERM INVESTMENTS                  1,477,163
             (Cost $1,476,333)
----------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0%                  $16,600,759
             (Cost $15,218,640)
----------------------------------------------------------------------


                        See notes to financial statements.

                                                             NOTIONAL
 NUMBER                                         ORIGINAL     VALUE AT      UNREALIZED
   OF                             EXPIRATION    NOTIONAL    05/31/01      DEPRECIATION
CONTRACTS  DESCRIPTION              DATE       VALUE (USD)    (USD)           (USD)
-----------------------------------------------------------------------------------------
SHORT FUTURES OUTSTANDING
     6     FT-SE 100 Index         June, 2001   $   493,862  $  493,167        ($695)
    27     DJ Euro Stoxx 50 Index  June, 2001     1,011,789   1,010,841         (948)


SUMMARY OF INVESTMENTS BY INDUSTRY, MAY 31, 2001

INDUSTRY                                         % OF INVESTMENT SECURITIES
-----------------------------------------------------------------------------------------
Banking                                                     16.9%
Oil & Gas                                                   12.2%
Pharmaceuticals                                             11.5%
Telecommunications                                          10.6%
Food/Beverage Products                                       6.8%
Insurance                                                    4.9%
Financial Services                                           4.0%
Telecommunications Equipment                                 3.4%
Utilities                                                    3.4%
Multi-Media                                                  3.2%
Retailing                                                    3.0%
Diversified                                                  2.5%
Transportation                                               2.1%
Other (below 2%)                                            15.5%
-----------------------------------------------------------------------------------------
Total                                                      100.0%
-----------------------------------------------------------------------------------------

                        See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  AS OF MAY 31, 2001 (UNAUDITED)

                                                          THE INTERNATIONAL       THE EUROPEAN
                                                             OPPORTUNITES            EQUITY
                                                              PORTFOLIO            PORTFOLIO
----------------------------------------------------------------------------------------------
    ASSETS:
      Investment securities, at value                        $302,466,825          $16,600,759
      Cash                                                      7,893,806                   --
      Foreign currency                                          1,224,239              220,636
      Other assets                                                  2,684               11,490
      Receivables:
        Investment securities sold                              3,670,153            1,299,641
        Open forward currency contracts                         9,127,387                7,206
        Variation margin on futures contracts                      51,464                6,032
        Interest and dividends                                  2,728,866               72,575

-----------------------------------------------------------------------------------------------
             Total Assets                                     327,165,424           18,218,339
-----------------------------------------------------------------------------------------------
    LIABILITIES:
      Payables:
        To Custodian                                                   --            3,326,773
        Investment securities purchased                         5,734,098            1,145,548
        Open forward currency contracts                         8,906,867               35,082
        Variation margin on futures contracts                     349,782               47,017
        Other                                                         940                  235
      Accrued liabilities:
        Investment advisory fees                                  167,023                9,657
        Administrative services fees                                6,493                  346
        Administration fees                                           391                   15
        Fund services fees                                             50                    1
        Other                                                     139,598               62,236
----------------------------------------------------------------------------------------------
             Total Liabilities                                 15,305,242            4,626,910
----------------------------------------------------------------------------------------------
    NET ASSETS APPLICABLE TO INVESTORS'
    BENEFICIAL INTERESTS                                     $311,860,182          $13,591,429
----------------------------------------------------------------------------------------------
    Cost of investments                                      $296,258,899          $15,218,640
==============================================================================================
    Cost of foreign currency                               $    1,265,221        $     221,534
==============================================================================================


                        See notes to financial statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED MAY 31, 2001 (UNAUDITED)

                                                            THE INTERNATIONAL       THE EUROPEAN
                                                               OPPORTUNITES            EQUITY
                                                                 PORTFOLIO           PORTFOLIO
------------------------------------------------------------------------------------------------
    INTEREST INCOME:
      Dividend                                               $  6,759,223            $ 234,044
      Interest                                                    589,531               60,492
      Foreign taxes witheld                                      (865,993)             (25,102)

------------------------------------------------------------------------------------------------
             Total investment income                            6,482,761              269,434
------------------------------------------------------------------------------------------------
    EXPENSES:
      Investment advisory fees                                  1,483,814               62,293
      Administrative services fees                                 58,027                2,248
      Administration fees                                           1,314                   51
      Fund services fees                                            3,194                  126
      Custodian fees                                              286,406               44,707
      Printing and postage                                          3,085                3,029
      Professional fees                                            24,837               23,405
      Trustees' fees                                                2,970                  130
      Other                                                         1,912                   50
------------------------------------------------------------------------------------------------
             Total expenses                                     1,865,559              136,039
------------------------------------------------------------------------------------------------
      Less amounts reimbursed                                          --               40,020
------------------------------------------------------------------------------------------------
            Net expenses                                        1,865,559               96,019
------------------------------------------------------------------------------------------------

             Net investment income                              4,617,202              173,415
------------------------------------------------------------------------------------------------
    REALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on:
        Investment transactions                               (57,945,550)            (384,616)
        Futures Transactions                                      349,218             (235,612)
        Foreign Exchange Transactions                          (1,565,761)            (293,423)
      Change in net unrealized appreciation/ depreciation of:
        Investment transactions                                17,207,436           (1,045,614)
        Futures Transactions                                    1,199,843                  703
        Foreign Exchange Transactions                           2,212,322              (31,520)
------------------------------------------------------------------------------------------------
      Net realized and unrealized loss on investments,
      futures and foreign exchange transactions               (38,542,492)          (1,990,082)
------------------------------------------------------------------------------------------------
      Net decrease in net assets from operations             $(33,925,290)         $(1,816,667)
================================================================================================


                        See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIODS INDICATED (UNAUDITED)


                                                                   THE INTERNATIONAL OPPORTUNITIES   THE EUROPEAN
                                                                              PORTFOLIO            EQUITY PORTFOLIO

                                                                        12/1/2000     YEAR       12/1/2000     YEAR
                                                                         THROUGH      ENDED       THROUGH      ENDED
                                                                        5/31/2001  11/30/2000    5/31/2001  11/30/2000
----------------------------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
     Net investment income                                           $  4,617,202  $  5,437,531 $   173,415 $   175,049
     Net realized gain (loss) on investments, futures and
     foreign exchange transactions                                    (59,162,093)   15,929,556    (913,651)   (453,177)
     Change in net unrealized appreciation/depreciation of
     investments, futures contracts and foreign exchange
     transactions                                                      20,619,601   (89,620,334) (1,076,431) (1,900,915)
----------------------------------------------------------------------------------------------------------------------------
        Decrease in net assets from operations                        (33,925,290)  (68,253,247) (1,816,667) (2,179,043)
----------------------------------------------------------------------------------------------------------------------------
   TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
     Contributions                                                    465,942,919   610,156,921  46,414,439  59,216,973
     Withdrawals                                                     (662,182,769) (438,270,720)(49,070,543)(64,403,587)
----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from transactions in investors'
      beneficial interests                                           (196,239,850)  171,886,201  (2,656,104) (5,186,614)
----------------------------------------------------------------------------------------------------------------------------
        Total increase (decrease) in net assets                      (230,165,140)  103,632,954  (4,472,771) (7,365,657)
   NET ASSETS:
     Beginning of period                                              542,025,322   438,392,368  18,064,200  25,429,857
----------------------------------------------------------------------------------------------------------------------------
     End of period                                                  $ 311,860,182  $542,025,322 $13,591,429 $18,064,200
----------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements
                                     38

SUPPLEMENTARY DATA FOR THE INTERNATIONAL OPPORTUNITIES PORTFOLIO

                                                             FOR THE SIX
                                                             MONTHS ENDED
                                                             MAY 31, 2001    FOR THE YEARS ENDED NOVEMBER 30, (EXCEPT AS NOTED)

                                                             (UNAUDITED)       2000        1999         1998       1997(a)
---------------------------------------------------------------------------------------------------------------------------
   Ratios to Average Net Assets
     Expenses                                                     0.76%       0.76%        0.79%       0.85%       0.89%(b)
     Net Investment Income                                        1.87%       1.00%        1.26%       1.07%       1.26%(b)
     Expenses without Reimbursements                              0.76%       0.76%        0.79%       0.85%       0.92%(b)
   Portfolio Turnover                                               76%         86%          80%        143%         72%(c)

SUPPLEMENTARY DATA FOR THE EUROPEAN EQUITY PORTFOLIO


                                                FOR THE SIX                         FOR THE ELEVEN
                                                MONTHS ENDED       FOR THE YEARS      MONTHS ENDED       FOR THE YEARS
                                                MAY 31, 2001     ENDED NOVEMBER 30,   NOVEMBER 30,    ENDED DECEMBER 30,

                                                 (UNAUDITED)      2000        1999        1998         1997        1996
---------------------------------------------------------------------------------------------------------------------------
   Ratios to Average Net Assets
     Expenses                                        1.00%        1.00%       1.00%        0.87%       0.88%    0.84%(b)
     Net Investment Income                           1.81%        0.72%       0.89%        1.17%       1.47%    1.65%(b)
     Expenses without reimbursement                  1.42%        1.51%       1.59%        1.11%       0.89%    0.84%(b)
   Portfolio Turnover                                  60%          86%         68%          99%         65%      57%(c)

(A) For the period February 26, 1997 (commencement of operations) through November 30, 1997.

(B) Annualized.

(C) Not annualized.

                      See notes to financial statements.
                                     39

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
THE EUROPEAN EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The International Opportunities Portfolio ("IOP") and The European Equity Portfolio ("EEP") (collectively the "Portfolios") are two of five sub-trusts comprising The Series Portfolio (the "Series Portfolio"). The Series Portfolio is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York.

IOP's investment objective is to provide a high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets. EEP's investment objective is to provide a high total return from a portfolio of equity securities of European companies The Declaration of Trust for each Trust permits the Trustees to issue beneficial interests in the respective Portfolios.

THE FOLLOWING IS A SUMMARY OF THE SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE PORTFOLIOS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

   A. SECURITY VALUATIONS -- Securities traded on principal securities exchanges are valued at the last reported sales price, or mean of the latest bid and asked prices when no last sales price is available. Securities traded over-the-counter and certain foreign securities are valued at the quoted bid price from a market maker or dealer. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

   Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

   B. REPURCHASE AGREEMENTS-- The Portfolios may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Trustees. It is each Portfolio's policy that the repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. The Portfolios' custodian (or designated sub-custodians, as the case may be under tri-party repurchase agreements) takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolios. It is the policy of the Portfolios to mark-to-market the collateral on a daily basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the seller of the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   C. SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

   D. INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or as of the time the relevant ex-dividend and amount becomes known. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

   E. ORGANIZATION EXPENSES -- The IOP incurred organization expenses in the amount of $12,800, which have been deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

   F. FUTURES CONTRACTS -- The Portfolios may enter into futures contracts in order to hedge existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements and to manage exposure to changing interest rates and securities prices. The risks of entering into futures contracts include the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the Portfolios are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the Portfolios. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gain or loss. The Portfolios will recognize a gain or loss when the contract is closed or expires.

   G. FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates and are reported in the Statement of Operations.

   Although the net assets of the Portfolios are presented at the exchange rates and market values prevailing at the end of the period, the Portfolios do not isolate the portion of the results of operations arising from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   H. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolios may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency, to manage the Portfolios' exposure to foreign currency exchange fluctuations or to adjust the Portfolios' exposure relative to the benchmark. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolios and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The Portfolios bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms.

   I. INCOME TAX STATUS -- The Portfolios intend to be treated as a partnership for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolios' assets will be managed in such a way that an investor in a Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

   J. FOREIGN TAXES -- The Portfolios may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolios will accrue such taxes and recoveries as applicable, based upon the current tax rules and regulations that exist in the markets in which they invest.

2.  TRANSACTIONS WITH AFFILIATES

   A. ADVISORY-- The Portfolios have an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan Chase & Co. Under the terms of the agreement, IOP and EEP pay JPMIM at an annual rate of 0.60% and 0.65%, respectively, of their average daily net assets.

   The Portfolios may invest in one or more affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the Portfolios in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to the Portfolio's investment in an affiliated money market fund.

   B. ADMINISTRATIVE SERVICES -- The Portfolios have an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Portfolios. Under the Services Agreement, the Portfolios have agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolios and certain other registered investment companies for which JPMIM acts as an investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. ("FDI"). The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

   The Trustees have approved an increase in the Funds' administration fee. Effective, August 11, 2001, the administration fee payable to Morgan will be increased to each fund's proportionate share of 0.15% of average daily net assets for complex wide non-money market fund assets up to $25 billion and 0.075% on assets in excess of $25 billion. Morgan, however, has contractually agreed to waive fees payable to it and to reimburse expenses so that the Funds' actual total operating expenses will remain the same for a period of three years.

   Morgan had agreed to reimburse EEP to the extent the total operating expenses (excluding interest, taxes and extraordinary items) of the portfolio exceed 1.00% of the average daily net assets of the portfolio through February 28, 2001.

         ADMINISTRATION -- The Portfolios had retained FDI, a registered broker-dealer, to serve as the co-administrator for the Portfolios. Under a Co-Administration Agreement between FDI and the

   Portfolios, FDI provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolios and paid the compensation of the Portfolios' officers affiliated with FDI. The Portfolios agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Portfolios is determined by the proportionate share that its net assets bear to the net assets of the Portfolio and certain other investment companies for which FDI provides similar services. As of April 10, 2001, J.P. Morgan Funds Distributor, Inc. has been the Portfolio's exclusive Placement Agent. On April 11, 2001, The BISYS Group, Inc., completed its acquisition of Boston Institutional Group, the parent company of FDI.

   Effective May 1, 2001, BISYS Fund Services, L.P. ("BISYS") has been named as the Funds' Sub-Administrator. FDI will no longer serve as the Funds' Co-Administrator. For its services as Sub-Administrator, BISYS will receive a portion of the fees payable to Morgan as Administrator.

   D. FUND SERVICES -- The Portfolios have a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolios' affairs. The Trustees of the Portfolios represent all the existing shareholders of PGI. In connection with the Reorganization Plan discussed in Note 6 of the Funds' Notes to the Financial Statements, it is anticipated that the Portfolios will terminate their agreements with PGI.

   E. TRUSTEES -- Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trusts, the Series Trust, and other registered investment companies in which they invest. The Trustees' fees and expenses shown in the financial statements represent the Fund's allocated portion of the total Trustees' fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations for IOP and EEP were $600 and $25, respectively.

3.  FEDERAL INCOME TAXES

For Federal income tax purposes, the cost and net unrealized appreciation (depreciation) of investment securities at May 31, 2001 were:

                                              IOP                EEP
---------------------------------------------------------------------------------------------------------------------------
   Aggregate cost                        $296,258,899       $15,218,640
   Gross unrealized appreciation           29,899,507         2,022,667
   Gross unrealized depreciation          (23,691,581)         (640,548)
                                          -----------        -----------
   Net unrealized appreciation              6,207,926         1,382,119
                                          -----------        -----------

4. INVESTMENT TRANSACTIONS

During the six months ended May 31, 2001, purchases and sales of investments (excluding short-term investments) were as follows:

                                                                   IOP           EEP
---------------------------------------------------------------------------------------------------------------------------
   Purchases (excluding U.S. Government securities)          $358,886,972      $10,044,129
---------------------------------------------------------------------------------------------------------------------------
   Sales (excluding U.S. Government securities)               513,876,227       11,238,141


5.  CREDIT AGREEMENT

The Portfolios are party to revolving line of credit agreement (the "Agreement") as discussed more fully under the heading "Bank Loans" in the Funds' Notes to the Financial Statements which are included elsewhere in this report.



6.  CONCENTRATIONS OF RISK

The Portfolios may have elements of risk not typically associated with investments in the United States of America due to concentrated investments, which may vary throughout the year, in a limited number of countries or regions. Such concentrations may subject the Portfolios to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.



7.  CORPORATE EVENT

The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Portfolios' Advisor, JPMIM, with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. is the new parent company of JPMIM, which continues to serve as the Portfolios' Advisor.

8.  SUBSEQUENT EVENT

See Note 6 in the Funds' Notes to Financial Statements for a description of the proposed Reorganization Plans.

                                       [This page intentionally left blank]

JPMORGAN INTERNATIONAL EQUITY FUNDS
SEMI-ANNUAL REPORT

INVESTMENT ADVISER
J.P. Morgan Investment
Management, Inc.

ADMINISTRATOR AND SHAREHOLDER AND
FUND SERVICING AGENT
Morgan Guaranty Trust Company of New York

CUSTODIAN
The Bank of New York

DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc.

TRANSFER AGENT
DST Systems, Inc.

LEGAL COUNSEL
Sullivan & Cromwell

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

JPMorgan Funds are distributed by
J.P. Morgan Fund Distributors, Inc.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

                  JPMorgan Funds Fulfillment Center
                       393 Manley Street
                  West Bridgewater, MA 02379-1039

(C)J.P. Morgan Chase & Co., 2001 All Rights Reserved. July 2001


                                                              SANHM-IE-701